COMMON STOCK AND WARRANTS (Details Narrative) $ / shares in Units, ₪ in Thousands																																																													1 Months Ended		3 Months Ended						6 Months Ended		12 Months Ended
	May 13, 2025 USD ($) shares	May 12, 2025 USD ($)	May 11, 2025 $ / shares shares	Mar. 14, 2025 USD ($) $ / shares shares	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 23, 2024 USD ($) shares	Nov. 03, 2024 USD ($) shares	Oct. 01, 2024 USD ($)	Sep. 09, 2024 USD ($) $ / shares shares	Aug. 21, 2024 USD ($) shares	Jul. 31, 2024	Jul. 25, 2024 shares	May 08, 2024 USD ($) shares	Apr. 04, 2024 USD ($)	Mar. 18, 2024 shares	Mar. 18, 2024 shares	Dec. 28, 2023 USD ($) shares	Dec. 26, 2023 shares	Dec. 22, 2023 USD ($)	Dec. 21, 2023 USD ($) shares	Dec. 20, 2023 shares	Dec. 11, 2023 USD ($) shares	Dec. 07, 2023 USD ($) shares	Dec. 05, 2023 shares	Nov. 23, 2023 USD ($)	Nov. 20, 2023 shares	Nov. 15, 2023 USD ($) shares	Nov. 08, 2023 shares	Nov. 06, 2023 shares	Oct. 11, 2023 USD ($) shares	Oct. 02, 2023	Sep. 27, 2023 USD ($) shares	Sep. 06, 2023 shares	Aug. 29, 2023 USD ($)	Aug. 07, 2023 shares	Aug. 07, 2023 shares	Aug. 03, 2023 shares	Jul. 27, 2023 shares	Jul. 23, 2023 USD ($)	Jul. 06, 2023 shares	Jun. 21, 2023 USD ($) shares	Jun. 15, 2023 USD ($)	Jun. 14, 2023 shares	May 28, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Apr. 03, 2023 shares	Apr. 03, 2023 shares	Mar. 29, 2023 USD ($) shares	Feb. 13, 2023 shares	Jan. 20, 2023 shares	Jan. 02, 2023 shares	Jan. 02, 2023 shares	Oct. 26, 2022 USD ($) shares	Oct. 26, 2022 USD ($)	Sep. 06, 2022 USD ($)	Mar. 10, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 ILS (₪) shares	Jun. 23, 2021 USD ($)	Jun. 30, 2025 USD ($) $ / shares	May 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) shares		Mar. 31, 2024 USD ($) shares		Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Feb. 28, 2025 shares	Mar. 31, 2023	Feb. 01, 2022 $ / shares
Purchase price | $ / shares																																																																							$ 0.22
Exercise price description																																																																							0.5% of such options have an exercise price of $8.75 and l vest in 4 equal installments during the 12 month period following the 12 month anniversary of the Effective Date, (3) 0.5% of such options have an exercise price of $10.50 and vest in 4 equal installments during the 12 month period following the 24 month anniversary of the Effective Date
Shares issued, service | shares																					301,284
Shares issued service, value																				$ 541,000																																											$ 1,955,000		$ 49,000		$ 24,000				$ 758,000		$ 2,924,000
Share based compensation expenses																																																																					$ 1,000		1,000		23,000
Sale of shares																																																																							(3,000)
Share-based compensation																																																																							171,000		541,000
Share based compensation																																																															1,000		0				1,000	0			48,000
Value of shares issued																																																																	937,000		$ 40,000				2,706,000		254,000
Stock issued during period share based compensation																																																																							1,000		23,000
General and administrative expense																																																															2,772,000		795,000				3,377,000	1,522,000	3,758,000		5,576,000
Prepaid expenses in other current assets																																																													$ 593,000		$ 593,000						$ 593,000		464,000		719,000
Financing expenses																																																																							$ 79,000
Interest, rate		8.00%																																																																					18.00%
Accrued Interest, rate		18.00%																																																											16.80%		16.80%						16.80%
Debt principal and accrued interest																																																																							$ 400,000		400,000
Research and Development Expense																																																															$ 9,000		$ 6,000				$ 29,000	19,000	$ 369,000		$ 1,938,000
Common stock, par value | $ / shares																																																													$ 0.0001		$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Exercise price | $ / shares																																																													$ 0.23		$ 0.23						$ 0.23		$ 0.25		$ 2.00
Fair value of warrants																																																																					$ 94,000		$ 5,000
Change in fair value of remaining warrant liabilities																																																																					7,000,000
Fair value of remaining warrant liabilities																																																													$ 429,000		$ 429,000						429,000
Debt instrument, description											Pursuant to the Loan and Partnership Agreement, the Lenders are entitled to participation rights of 50% (of which the Company will be entitled to receive 50% thereof) of the Partnership’s profits (the “Profits”), whether directly or by way of 50% membership or ownership in the Partnership, or through legal rights for the distribution of 50% of the Partnership’s Profits where Solterra acts as a trustee on behalf of the Lenders (the “Profit Rights Alternatives”).																																																												The Company considered the Loan to the Partnership under ASC 810-10, Variable Interest Entities (VIE) and evaluated whether it is the primary beneficiary. Primary beneficiary requiring both (i) power to direct significant activities and (ii) exposure to significant financial benefits or losses. The Company has provided 75% of Loan and is entitled to receive only 25% of the Profits and does not have the power to direct the most significant activities of the Partnership and, therefore, it is not considered the primary beneficiary. As of December 31, 2024, the Company did not consolidated the Partnership.
Purchase price, percentage		100.00%
Mature, period		12 months
Prepayment penalty		$ 7,500,000
General and Administrative Expense [Member]
Share based compensation expenses																																																																					74,000		$ 349,000		$ 988,000
Promissory Note [Member]
Sale of promissory note														$ 1,500,000
Proceeds from debt														$ 1,455,000
Interest, rate														3.00%
Accrued Interest, rate														8.00%
Debt Instrument, Maturity Date														Apr. 04, 2025
Debt principal and accrued interest														$ 150
Default interest rate														18.00%
Maximum [Member]
Research and Development Expense																																		$ 1,200,000
Common Stock [Member]
Shares issued | shares																																									32,143				2,143					3,572															1,142,480	[1]	28,333	[1]			6,666,667		110,554
Shares issued, service | shares																																																															4,400,000		30,000	[1]	4,794	[1]			2,436,080		990,092
Shares issued service, value																																																																[2]		[1]						[3]		[3]
Share based compensation expenses																																																																							59,000		32,000
Sale of shares
Value of shares issued																																									$ 147,000																									[1]		[1]			1,000			[3]
Stock issued during period share based compensation
Warrant exercise price | $ / shares				$ 0.24																																																										$ 0.24
Warrants to purchase | shares				729,166																																																										6,633,333
Fair value of warrants					$ 9,600,000
Non-cash gain on carrying amount of warrant liabilities				$ 534,000	$ 8,100,000																																																								$ 1,025,000
Proceeds from issuance of warrants				$ 175,000																																																										$ 1,592,000
Common Stock [Member] | Plantify Foods Inc [Member]
Sale of stock | shares																																														1,500.22
Warrant [Member]
Exercise price | $ / shares																																																																							$ 0.00001
Warrant term																																																																							5 years
Warrant exercise price | $ / shares																																																																							$ 0.24
Fair value of warrants								$ 307,000																																																													$ 406,000		$ 312,000
Pre Funded Warrants [Member]
Warrants to purchase | shares																																																																												575,000	1,747,620	1,573,265
Board of Directors Chairman [Member]
Shares issued | shares							50,000
Monthly compensation																																																	$ 1,000
Restricted shares forfeited | shares																																																	7,143
Sale of shares							$ 13,000
Value of shares issued							12,000
Issuance shares, value							13,000
Legal counsel							$ 25,000
Board of Directors Chairman [Member] | Common Stock [Member]
Shares issued, service | shares						350,000
Shares issued service, value						$ 171,000
Director [Member] | Common Stock [Member]
Shares issued, service | shares										10,000
Two Consultant [Member]
Shares issued, service | shares																				100,000	100,000																21,428																	715
Investor [Member]
Shares issued, service | shares	675,675
Shares issued service, value	$ 300,000
Debt principal and accrued interest		150,000
Structuring fee	$ 15,000
Executive Officer [Member] | Common Stock [Member]
Shares issued, service | shares									640,000
Shares issued service, value									$ 464,000
Common stock, par value | $ / shares									$ 0.0001
Consultants [Member] | Common Stock [Member]
Shares issued | shares			3,500,000
Shares issued, service | shares									1,050,000
Common stock, par value | $ / shares			$ 0.0001
Board Of Directors [Member] | Common Stock [Member]
Shares issued, service | shares						50,000
Executive Officers [Member] | Common Stock [Member]
Shares issued | shares			900,000
Consulting Agreement [Member]
Consultancy fee																																																										$ 2,000	₪ 5
Shares issued | shares																																																										1,286	1,286
Stock options to purchase																																																										options to purchase	options to purchase
Number of stock options, exercised																																																										$ 6,015
Purchase price | $ / shares																																																																																$ 7.00
Fair value of the options																																																										$ 91,000
Restricted shares forfeited | shares																										20,000	20,000																32,143
Shares issued, service | shares																																																	142,860
Shares issued service, value																									$ 10,000
Consultant fees																									$ 5,000
Share-based compensation																																																																							14,000		10,000
Value of shares issued																																																																							39,000
Restricted shares | shares																																												35,715
Stock issued during period share based compensation																																																																									24,000
Issuance shares, value																											$ 44,000														11,000
Restricted value																						$ 10,000																			$ 11,000
Consulting Agreement [Member] | EU Agritech Investment Ltd [Member]
Shares issued | shares																																															21,009
Restricted shares forfeited | shares																																																	100,000
Share based compensation																																																																									$ 100,000
Consulting Agreement [Member] | Three Months [Member]
Value of shares issued																																										$ 75,000
Cash fee																																										$ 5,000
Stock issued during period share based compensation, shares | shares																																																																									16,485
Stock issued during period share based compensation																																																																									$ 75,000
Consulting Agreement [Member] | Two Years [Member]
Shares issued | shares																																									35,715
Share-based compensation																																																																							$ 85,000		51,000
Value of shares issued																																									$ 170,000
Consulting Agreement [Member] | Two Years [Member] | Six Months Anniversary [Member]
Shares issued | shares																																											10,715	11,905
Consulting Agreement [Member] | Two Years [Member] | 9 Months Anniversary [Member]
Shares issued | shares																																											10,714	11,905
Consulting Agreement [Member] | Two Years [Member] | 12 Months Anniversary [Member]
Shares issued | shares																																											10,714	11,905
Consulting Agreement [Member] | 18 Months [Member]
Shares issued | shares																																									25,715
Value of shares issued																																									$ 122,000
Consulting Agreement [Member] | 18 Months [Member] | Six Months Anniversary [Member]
Shares issued | shares																																												8,572
Consulting Agreement [Member] | 18 Months [Member] | 9 Months Anniversary [Member]
Shares issued | shares																																												8,572
Consulting Agreement [Member] | Eighteen Months [Member] | 12 Months Anniversary [Member]
Shares issued | shares																																												8,571
Consulting Agreement [Member] | Common Stock [Member]
Shares issued service, value																																																							$ 36,000
Consulting Agreement [Member] | Board of Directors Chairman [Member]
Debt principal and accrued interest																																																												$ 5,000
Consulting Agreement [Member] | Consultant [Member]
Shares issued | shares																												1,286								1,286												1,286				1,286
Number of stock options, exercised																				$ 111,553
Restricted shares forfeited | shares																																												25,715							10,001
Shares issued, service | shares																					111,553																																	7,143
Shares issued service, value																																																						$ 1,286
Share based compensation expenses																																																																									272,000
Share-based compensation																																																																									533,000
Consulting Agreement [Member] | Consultant [Member] | First Quarter 2023 [Member]
Restricted shares forfeited | shares																																																			3,572
Consulting Agreement [Member] | Consultant [Member] | Each Quarter 2023 [Member]
Restricted shares forfeited | shares																																																			2,143
Consulting Agreement [Member] | Two Consultant [Member]
Shares issued, service | shares																																			21,428	715											715						715
Share based compensation expenses																																																																									60,000
Consulting Agreement [Member] | MrJoachim Fuchs [Member]
Shares issued service, value																																																	$ 678,000
Share-based compensation																																																																									678,000
Consulting Agreement [Member] | Legal Advisors [Member]
Restricted shares forfeited | shares																		12,500				12,500																		4,945
Shares issued service, value																						$ 25,000																			22,000
Issuance shares, value																																									$ 23,000
Consulting Agreement [Member] | Third Party [Member]
Shares issued, service | shares																							1,755
Share-based compensation																																																																									4,000
Termination Agreements [Member] | Common Stock [Member]
Shares issued service, value										$ 3,000
Investor Relations Agreement [Member] | Consultant [Member]
Shares issued | shares																																																									2,000
Consultant fees																																																									$ 11,000
Share based compensation expenses																																																																									84,000
Service Agreement [Member] | Consultant [Member]
Shares issued | shares																																																																											7,143
Shares issued service, value																																																																									195,000
Consultant fees																																																								$ 275,000
Share based compensation expenses																																																																									41,000
Consulting Services [Member] | Common Stock [Member]
Shares issued, service | shares												1,286				1,286
Consulting Agreements [Member]
Shares issued | shares															3,508
Shares issued, service | shares													30,000
Shares issued service, value													$ 31,000
Shares issued for commitment fee | shares																																																																							2,572
Sale of shares																																																																							$ 36,000
Value of shares issued																																																																							6,000
Consulting Agreements [Member] | 18 Months [Member]
Share-based compensation																																																																							75,000		47,000
Securities Exchange Agreement [Member] | Plantify Foods Inc [Member]
Shares issued | shares																																														166,340
Percentage of stock issued																																																																															19.99%
Retainer Legal Services Agreement [Member]
Share-based compensation																																																																							40,000		27,000
Stock issued during period share based compensation																																																																							$ 67,000
Retainer Legal Services Agreement [Member] | Legal Advisors [Member]
Shares issued, service | shares																																	6,123
Standby Equity Purchase Agreement [Member]
Shares issued | shares																							691,000	20,000		20,000			20,000																																										6,666,667
Shares issued service, value																																																																							$ 2,706,000
Value of shares issued																			$ 20,000,000																				$ 3,500,000
Debt instrument, convertible, threshold trading days																																							5
Sale of shares																							$ 3,499,000
General and administrative expense																							$ 359,000
Standby Equity Purchase Agreement [Member] | Minimum [Member]
Long-term purchase commitment, amount																			3,000,000
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Long-term purchase commitment, amount																			20,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Shares issued | shares																																26,224
Value of shares issued																																$ 123,000							$ 3,500,000
Purchase agreement percentage																																							94.00%
Debt instrument, convertible, threshold trading days																																							5,000
Advance notice																																							$ 200,000
Advance or acquiring payment																																							The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of Common Stock at the time of an Advance notice or acquiring more than 19.99% of the Company’s outstanding shares of Common Stock as of the date of the SEPA I (the “Exchange Cap”).
Purchase agreement																															(on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding Common Stock, permitting us to request Advances from the Investor under the SEPA I that will result in the issuance of more than 20% of our issued and outstanding shares of Common Stock as of the date of the SEPA I without being subject to the Exchange Cap)																																								There is a 3% discount to the amount equal to each Note. Each Note accrues interest on the outstanding principal balance at the rate of 8% per annum. The Company is required to pay, on a monthly basis, a one tenth of the outstanding principal of each Note and accrued interest thereon either (i) in cash or (ii) by submitting an advance notice pursuant to the purchaser and selling the Investor shares, or any combination of (i) or (ii) as determined by the Company. The first payment is due 60 days after the issuance of a Note, with each subsequent payment due 30 days after the prior payment. Unless otherwise agreed by the Investor, the funds received by the Company pursuant to the SEPA I for the sale of shares will first be used to satisfy any payments due under the Note.
Advances discount percentage																																																																							3.00%
Sale of stock | shares																														1,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Minimum [Member]
Long-term purchase commitment, amount																																							$ 700,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Maximum [Member]
Long-term purchase commitment, amount																																							$ 3,500,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Value of shares issued																			$ 20,000,000
Standby Equity Purchase Agreement [Member] | Investor [Member]
Shares issued for commitment fee | shares																	110,554
Structuring fee																	$ 10,000
Prepaid expenses in other current assets																																																																									254,000
Prepaid expenses																																																																							$ 175,000
Purchase Agreement [Member] | YA II PN, Ltd [Member]
Sale of stock consideration received on transaction																														$ 700,000
Purchase Agreement [Member] | Investor [Member]
Debt Instrument, Face Amount		$ 3,000,000
Debt instrument, description		(i) up to $1,500 will be made available within 60 days following the date a new registration statement has been filed by the Company with the SEC registering the resale of the shares issuable pursuant to the Standby Equity Purchase Agreement dated as of December 22, 2023 (the “SEPA II”) between the Company and the Buyer (the “First Closing”), and (ii) up to $1,500 will be made available within 60 days following the date that said registration statement is declared effective by the SEC (the “Second Closing,” and together with the First Closing, each, a “Closing”). The Second Closing must take place within 180 days of the First Closing.
Standby Equity Purchase Agreement Two [Member]
Proceeds from standby equity purchase agreement, net																																																																							$ 3,135,000
Exchange Agreement [Member]
Shares issued | shares																																						223,008
Research and Development Expense																																																																									$ 997,000
Securities Purchase Agreement [Member]
Shares issued | shares																																																																							6,250,000,000
Purchase price | $ / shares																																																																							$ 0.24
Common stock, par value | $ / shares																																																																							$ 0.0001
Gross proceeds																																																																							$ 1,500,000
Warrant exercise price | $ / shares					$ 0.24
Warrants to purchase | shares					4,545,884
Warrants and rights outstanding					$ 1,500,000
Securities Purchase Agreement [Member] | Private Placement [Member]
Shares issued | shares					1,704,116
Securities Purchase Agreement [Member] | Common Stock [Member]
Common stock, par value | $ / shares																																																																							$ 0.00001
Warrants to purchase | shares					9,375,000

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.
[3]	Less than $1 thousand.